Annual Fund Operating Expenses (Vanguard Small-Cap Growth Index Fund Retail)	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.23%	0.09%